Summary of Significant Accounting Policies (Details 8) (Derivatives not designated as either fair value hedges or cash flow hedges, Product contracts, Maximum)	Sep. 30, 2014 item	Dec. 31, 2013 MBbls
Derivatives not designated as either fair value hedges or cash flow hedges | Product contracts | Maximum
Derivative Financial Instruments
Aggregate units of products in a controlled trading program	250,000	250,000